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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

If amended report check here:      |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ William D'Eredita
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  February 13, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total: $ 468,729,972.00



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.  NONE                                6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


            Item 1                 Item 2       Item 3       Item 4      Item 5


                                                                        Shares or
                                   Title        CUSIP      Fair Market  Principal
        Name of Issuer            of Class      Number        Value      Amount
----------------------------------------------------------------------------------------

AETNA INC                       COMMON       00817Y-10-8  66,359,456.00 1,613,800
AMERICAN TOWER CORP             COMMON       029912-20-1  11,879,509.00 3,365,300
ADVANCED MEDICAL OPTICS         COMMON       00763M-10-8   8,136,009.00   679,700
CABOT MICROELECTRONICS          COMMON       12709P-95-3     187,850.00     1,105 (P)
CABOT MICROELECTRONICS          COMMON       12709P-95-3   1,570,000.00     1,000 (P)
CHICAGO MERCANTILE EXCHANGE     COMMON       167760-10-7  11,980,304.00   274,400
COSI INC.                       COMMON       22122P-10-1      83,606.00    15,037
CYTYC CORP                      COMMON       232946-10-3   8,787,300.00   861,500
DAVITA INC.                     COMMON       23918K-10-8  67,111,380.00 2,720,364
ECHOSTAR COMMUNICATIONS         COMMON       278762-10-9  45,851,259.00 2,059,805
ECHOSTAR COMMUNICATIONS         COMMON       278762-90-9   3,790,500.00     5,700 (C)
EL PASO CORPORATION             COMMON       28336L-90-9       1,250.00       500 (C)
ENTERASYS NEWORKS               COMMON       293631-10-4      39,000.00    25,000
FAIR ISAAC & CO                 COMMON       303250-10-4  50,719,060.00 1,187,800
FIND SVP INC.                   COMMON       317718-30-2     498,750.00   375,000
FOOT LOCKER INC.                COMMON       344849-10-4  36,085,350.00 3,436,700
GRAY TELEVISION                 COMMON       389375-10-6   8,524,425.00   874,300
IMAGISTICS INTL INC             COMMON       45247T-10-4  18,169,000.00   908,450
INTERGRAPH CORP                 COMMON       458683-10-9  12,645,120.00   712,000
IRON MOUNTAIN                   COMMON       462846-10-6  53,029,080.00 1,606,455
LIN TV                          COMMON       532774-10-6   4,039,665.00   165,900
MCDONALDS CORP                  COMMON       580135-90-1     172,050.00       555 (C)
MCDONALDS CORP                  COMMON       580135-10-1   1,206,000.00    75,000
RH DONNELLY CORP                COMMON       74955W-30-7  43,470,687.00 1,483,135
ROTECH HEALTHCARE               COMMON       778669-10-1   1,835,330.00   109,900
VIASYS HEALTHCARE               COMMON       92553Q-20-9   9,924,632.00   666,530
WESTAR ENERGY INC.              COMMON       95709T-10-0   2,633,400.00   266,000


                                                          --------------
                                                          468,729,972.00
                                                          ==============



                   Item 1                        Item 6                         Item 7                        Item 8
                                ------------------------------------------                 -------------------------------------


                                  a) Sole      b) Shared     c) Shared-        Managers      a) Sole      b) Shared  c) Shared-
                                               As Defined       Other         See Instr.                 As Defined    Other
               Name of Issuer                 in Instr. V                         V                      in Instr. V
--------------------------------------------------------------------------------------------------------------------------------

AETNA INC                            x                                            1               x
AMERICAN TOWER CORP                  x                                            1               x
ADVANCED MEDICAL OPTICS              x                                            1               x
CABOT MICROELECTRONICS               x                                            1               x
CABOT MICROELECTRONICS               x                                            1               x
CHICAGO MERCANTILE EXCHANGE          x                                            1               x
COSI INC.                            x                                            1               x
CYTYC CORP                           x                                            1               x
DAVITA INC.                          x                                            1               x
ECHOSTAR COMMUNICATIONS              x                                            1               x
ECHOSTAR COMMUNICATIONS              x                                            1               x
EL PASO CORPORATION                  x                                            1               x
ENTERASYS NEWORKS                    x                                            1               x
FAIR ISAAC & CO                      x                                            1               x
FIND SVP INC.                        x                                            1               x
FOOT LOCKER INC.                     x                                            1               x
GRAY TELEVISION                      x                                            1               x
IMAGISTICS INTL INC                  x                                            1               x
INTERGRAPH CORP                      x                                            1               x
IRON MOUNTAIN                        x                                            1               x
LIN TV                               x                                            1               x
MCDONALDS CORP                       x                                            1               x
MCDONALDS CORP                       x                                            1               x
RH DONNELLY CORP                     x                                            1               x
ROTECH HEALTHCARE                    x                                            1               x
VIASYS HEALTHCARE                    x                                            1               x
WESTAR ENERGY INC.                   x                                            1               x


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at December 31, 2002 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.
